Benefit Plans And Obligations For Termination Indemnity (Asset Category) (Details)	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Equity Securities	56.80%	58.10%
Debt Securities	36.10%	33.60%
Other	7.10%	8.30%
Total	100.00%	100.00%